Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Jumbo Will Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	A shareholder of the Company
Nature	Hardware and software products and training services
Revenues	$ 22,672	$ 2,561
Accounts receivable, net	$ 6,370
DS Premium Healthcare Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	A shareholder of the Company
Amounts due to a related party	$ (2,737)
Next Education Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	Jumbo Will Ltd hold 10% shares of Next Education Limited
Nature	Tutor management services
Cost of revenues	$ 180,978	188,728
Nature	Hardware and software products and training services
Revenues	$ 15,884	20,886
Accounts receivable, net	12,637	12,754
Amounts due to a related party	$ (318,749)	(315,676)
EDU Blockchain Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	Under common control company
Nature	Hosting event services
Revenues		63,810
Amounts due to a related party	$ (588,098)